Stock-based compensation - Options by exercise price range (Details) - Share option plan - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Total options exercisable (in shares)	125,000	0
Options outstanding, Weighted average remaining life	1 year 10 months 24 days
Options exercisable, Weighted average exercise price (in CAD per share)	$ 4.16